Subsequent Events - Narrative (Details) $ in Thousands	Apr. 15, 2023 USD ($) term	Jan. 04, 2023 USD ($)	Mar. 31, 2023 USD ($)	Dec. 31, 2022
Subsequent Event [Line Items]
Lease renewal term			5 years	60 months
Future lease payments			$ 11,547
Lessee, operating lease, liability, to be paid, year one			$ 1,126
Subsequent Events
Subsequent Event [Line Items]
Future lease payments		$ 11,700
Lessee operating lease remaining lease terms		June 30, 2027
Lessee, operating lease, option to extend		five-year
Lessee, operating lease, liability, to be paid, year one		$ 1,000
Subsequent Events | Brighton, Colorado
Subsequent Event [Line Items]
Number of extension terms | term	2
Lease renewal term	5 years
Future lease payments	$ 62,900